Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of components of income tax expense (benefit)
The following represents the Company's TRS income tax benefit (expense) ($ in thousands):

	For the Years Ended December 31,
	2016(1)	2015	2014
Current tax benefit (expense)	$9,751	$(7,639)	$(3,912)
Deferred tax benefit (expense)	—	—	—
Total income tax (expense) benefit	$9,751	$(7,639)	$(3,912)

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(1)	For the year ended December 31, 2016, excludes a REIT income tax benefit of $0.4 million.

Schedule of deferred tax assets and liabilities
Deferred tax assets and liabilities of the Company's TRS entities were as follows ($ in thousands):

	As of December 31,
	2016	2015
Deferred tax assets(1)	$66,498	$53,910
Valuation allowance	(66,498)	(53,910)
Net deferred tax assets (liabilities)	$—	$—
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(1)
Deferred tax assets as of December 31, 2016 include timing differences related primarily to asset basis of $29.7 million, deferred expenses and other items of $17.9 million, NOL carryforwards of $15.6 million and other credits of $3.3 million. Deferred tax assets as of December 31, 2015 include timing differences related primarily to asset basis of $40.0 million, deferred expenses and other items of $10.7 million and NOL carryforwards of $3.2 million.